NOTES RECEIVABLE AND DEPOSITS (Tables)	12 Months Ended
Jan. 31, 2020
NOTES RECEIVABLE AND DEPOSITS [abstract]
Schedule of note receivable and deposits
as at January 31,	2020	2019	2018
Promissory notes receivable	$—	$5,345,000	$—
Deposit on acquisition	—	900,000	—
Accrued interest receivable	—	216,897	—
Additional advances	—	14,618	—
	$—	$6,476,515	$—